Note 5 - Income Taxes (Details Textual) - AUD ($)	Dec. 31, 2020	Dec. 31, 2019
Operating Loss Carryforwards, Total	$ 17,442,446	$ 15,055,938
Deferred Assets, Non-refundable Research and Development Tax Offset	3,374,776	3,374,776
Internal Revenue Service (IRS) [Member]
Operating Loss Carryforwards, Total	0	0
Canada Revenue Agency [Member]
Operating Loss Carryforwards, Total	$ 858,852	$ 385,235